Research and Development Expenses (Tables)	6 Months Ended
Jun. 30, 2024
Research and Development Expenses
Summary of research and development expenses

	Six Months Ended June 30,
	2024	2023

	(in US$’000)
Clinical trial related costs	55,728	94,909
Personnel compensation and related costs	36,858	45,410
Other research and development expenses	2,670	4,314
	95,256	144,633